COMMON STOCK (Details 5) - CAD / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class of Warrant or Right [Line Items]
Number	15,172,195	21,918,142	28,260,666	1,064,140
Exercise Price	CAD 0.79	CAD 0.75	CAD 0.73	CAD 0.25
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	182,910	182,910
Exercise Price	CAD 0.85	CAD 0.85
Expiry Date	Feb. 27, 2017	Feb. 27, 2017
Exercise Price C$1.00 [Member]
Class of Warrant or Right [Line Items]
Number	2,714,000	2,714,000
Exercise Price	CAD 1.00	CAD 1.00
Expiry Date	Feb. 27, 2017	Feb. 27, 2017
Exercise Price C$0.72 [Member]
Class of Warrant or Right [Line Items]
Number	3,125,000	3,125,000
Exercise Price	CAD 0.72	CAD 0.72
Expiry Date	Dec. 22, 2018	Dec. 22, 2018
Exercise Price C$0.75 [Member]
Class of Warrant or Right [Line Items]
Number	9,150,285	9,150,285
Exercise Price	CAD 0.75	CAD 0.75
Expiry Date	Jan. 19, 2019	Jan. 19, 2019
Exercise Price C$0.65 [Member]
Class of Warrant or Right [Line Items]
Number		6,745,947
Exercise Price		CAD 0.65
Expiry Date		Nov. 10, 2016